SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
KDS Steel Pte Ltd [Member]
Related Party Transaction [Line Items]
Logistics services	[1]	$ 52	$ 1,209	$ 802
Utilities	[1]	6	69	71
E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Management fees	[2]		90	267
Professional fees	[2]		664
INNEOVA Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales	[3]		1	1
Upkeep of machinery	[3]	11			[4]
Upkeep of motor vehicles	[3]				[4]

[1]	KDS Steel Pte Ltd was previously owned by E U Holdings Pte Ltd and was divested to a 3rd party company by E U Holdings Pte Ltd on July 22, 2025.
[2]	E U Holdings Pte. Ltd. is a 41.5% shareholder of JBDI Holdings Limited and is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[3]	INNEOVA Industrial Pte Ltd (f.k.a Filtec Private Limited) is a company incorporated in Singapore and indirectly owned by Soon Aik Global Pte Ltd. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
[4]	The figures are insignificant.